Trade and other receivables (Details 1) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statements [Line Items]
Trade receivables from related parties	₨ 0	₨ 0
Other trade receivables	11,549,909	10,734,773
Current trade receivables	11,549,909	10,734,773
Less: Allowance for doubtful receivables	(657,457)	(579,550)	₨ (480,403)
Balance at the end of the year	₨ 10,892,452	₨ 10,155,223